April 3, 2007
Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:     Division of Corporation Finance
                        Re: The Cronos Group
                               Commission File Number 0-24464
                               Preliminary Proxy Statement
                               Schedule 13E-3 Transaction Statement
Ladies and Gentlemen:
          On behalf of The Cronos Group, a Luxembourg holding company (“Cronos” or the “Company”), and pursuant to Exchange Act Rules 14a-6 and 13e-3, we are transmitting herewith the Company’s preliminary Proxy Statement (“Proxy Statement”) and Schedule 13E-3 Transaction Statement (“Schedule 13E-3”). The Company has on deposit sufficient funds to cover the filing fee of $4,104 payable to the Commission’s account (No. 9108739) with Mellon Bank, Pittsburgh, Pennsylvania.
          On the evening of February 28, 2007, the Company issued a press release announcing it had entered into an Asset Purchase Agreement (“Asset Purchase Agreement”) with CRX Acquisition Ltd. (“Purchaser”) and FB Transportation Capital LLC (“FB Transportation”) to sell all of its assets (the “Assets Sale”) to Purchaser for $133.7 million in cash. The press release was filed under cover of a report on Form 8-K the following day. The Asset Purchase Agreement was filed under cover of a report on Form 8-K on March 2.
          One of the conditions to consummation of the Assets Sale is the approval of the Asset Purchase Agreement and the transactions contemplated thereby by the Company’s shareholders. The definitive Proxy Statement will be used to solicit proxies from the Company’s shareholders for this special meeting of shareholders. The shareholders will be asked not only to approve the Asset Purchase Agreement, but also to approve the Company’s plan of liquidation, a change in the Company’s name, and the appointment of the Company’s two senior officers and directors to act as “liquidators” to oversee the liquidation. These “transaction proposals,” as they are referred to in the Proxy Statement, are presented as a package: none will become effective unless all four are approved.
          Under Luxembourg law, the law governing the internal affairs of the Company, three special meetings (the “Meetings”) are required to complete the Company’s liquidation, the first to adopt a plan of liquidation and appoint a liquidator; the second to approve the liquidator’s

Securities and Exchange Commission
April 3, 2007

report on the liquidation and appoint an auditor (termed a “Commissaire à la Liquidation”) to review the liquidator’s report; and the third to approve the Commissaire’s report on the liquidator’s report and close the liquidation. Because of the structure of the proposed transaction — an asset sale for cash, with the Purchaser assuming all of the Company’s liabilities, including liabilities to be incurred in the liquidation — the Company has been advised by its Luxembourg counsel that all three meetings can be held in one day. Accordingly, the Proxy Statement will be used for all three meetings, although three separate proxy cards will be distributed to the Company’s shareholders, one for each Meeting. Cf. Rule 14a-4(d)(3). The Company is soliciting its shareholders for authority to approve the two reports required to be delivered at the second and third Meetings in the forms of Annex C to the Proxy Statement (liquidators’ report) at the second Meeting and in the form of Annex D to the Proxy Statement (Commissaire’s report) at the third Meeting. The Company is also seeking authorization from its shareholders to adjourn, postpone or continue the second and third Meetings if additional time is needed to prepare and deliver the required reports.
          Because the Company has traditionally held its annual meeting in June of each year, the Proxy Statement includes, in addition to the transaction proposals outlined above, numerous annual meeting proposals, including those the Company is required to submit to its shareholders each year under Luxembourg law. As stated in the Proxy Statement (“Notice of Special Meeting of Shareholders” and “Annual Meeting Proposals”), several of the annual meeting proposals would be tabled and not submitted to the shareholders for a vote at the first Meeting in the event that the transaction proposals are all approved.
          Of the purchase price of $133.7 million, at least $125 million (93%) will be provided by FB Transportation. The balance of the purchase price will be funded through equity contributions to Purchaser by four members of the management of the Company (from $2 to $4 million in the aggregate), and from third-party investors (of up to $5 million). At the closing of the Assets Sale, FB Transportation will purchase from Purchaser the marine container assets sold by Cronos to Purchaser. From and after the closing, it is anticipated that Purchaser shall engage in the business of managing the Company’s marine container assets acquired by FB Transportation and marine container assets owned by other parties.
          One of the members of the management of the Company who will purchase at the closing of the Assets Sale for cash (on the same basis as the other investors in Purchaser) common shares of Purchaser is Peter J. Younger, President, Chief Operating Officer, and a director of the Company. Mr. Younger is identified as a filing person in the Schedule 13E-3. Consideration has been given to identifying the other three members of the management of the Company who will purchase capital stock of the Purchaser as filing persons, but for the following reasons they have not been so identified:
          (i)   Dennis J. Tietz. Mr. Tietz is the Chairman of the Board of Directors and the Chief Executive Officer of the Company. Mr. Tietz owns 52,145 of Cronos’ outstanding common shares (less than 1% of the 7,645,673 shares currently outstanding), of which 20,000 are

Securities and Exchange Commission
April 3, 2007

restricted shares that do not carry voting rights. At the closing of the Assets Sale, it is presently anticipated that Mr. Tietz will become vice chairman of Purchaser’s board of directors, but will not hold an officer position with Purchaser. Under the substantive terms of the employment agreement Mr. Tietz has agreed to enter into with Purchaser at the closing of the Assets Sale (the employment agreement has not been finalized), Mr. Tietz will be paid by Purchaser substantially less than he is currently being paid by the Company. His employment agreement will be for a two-year term. Mr. Tietz has agreed to purchase a minimum of 600,000 shares of common stock of Purchaser (at $1.00 per share), and has the right to purchase a maximum of 1 million shares of common stock of Purchaser, representing from 5% to 8% of the shares of common stock of Purchaser anticipated to be outstanding at the closing of the Assets Sale, and representing a capital contribution equal to less than 1% of the purchase price of the Company’s assets. Mr. Tietz played no substantive role on behalf of Purchaser or FB Transportation in the negotiations that occurred regarding the transaction between the transaction committee (composed solely of Cronos’ independent directors) of the Company’s board of directors and Purchaser and FB Transportation. See “Special Factors — Background of Transaction,” “Special Factors — Interest of Directors and Executive Officers of Cronos in the Assets Sale,” and “Other Agreements with the Purchaser Parties — Equity Commitment Letter Agreements.”
          (ii)    Frank P. Vaughan. Mr. Vaughan is the Company’s Chief Financial Officer and a Senior Vice President. Mr. Vaughan holds 8,000 of Cronos’ common shares, which are restricted shares that do not carry voting rights. It is presently anticipated that he will serve neither on the board of directors of Purchaser nor as an officer of Purchaser. He will continue in his current position as a director and officer of a subsidiary of the Company (which subsidiary will be acquired by Purchaser). No changes have been proposed in Mr. Vaughan’s current employment agreement with that subsidiary. Mr. Vaughan has agreed to purchase a minimum of 76,200 shares of common stock of Purchaser (at $1.00 per share) at the closing of the Assets Sale and has the right to purchase a maximum of 500,000 shares of common stock of Purchaser, representing 1% to 4% of the anticipated number of outstanding shares of common stock of Purchaser at the closing of the Assets Sale. Mr. Vaughan played no substantive role in negotiations that occurred regarding the transaction between Purchaser and FB Transportation and the transaction committee of the board of directors of the Company. See “Special Factors — Background of the Transaction,” “Special Factors — Interest of Directors and Executive Officers of Cronos in the Assets Sale,” and “Other Agreements with the Purchaser Parties — Equity Commitment Letter Agreements.”
          (iii)    John C. Kirby. Mr. Kirby is a Senior Vice President of the Company. Mr. Kirby holds 8,000 of Cronos’ common shares, which are restricted shares that do not carry voting rights. It is presently anticipated that he will serve neither on the board of directors of Purchaser nor as an officer of Purchaser. He will continue in his current position as a director and officer of the same subsidiary of the Company that employs Mr. Vaughan. No changes have been proposed in Mr. Kirby’s current employment agreement with that subsidiary. Mr. Kirby has agreed to purchase a minimum of 173,400 shares of common stock of Purchaser (at $1.00 per share) at the

Securities and Exchange Commission
April 3, 2007

closing of the Assets Sale and has the right to purchase a maximum of 500,000 shares of common stock of Purchaser, representing 1% to 4% of the anticipated number of outstanding shares of common stock of Purchaser at the closing of the Assets Sale. Mr. Kirby played no substantive role in the negotiations that occurred regarding the transaction between Purchaser and FB Transportation and the transaction committee of the board of directors of the Company. See “Special Factors — Background of the Transaction,” “Special Factors — Interest of Directors and Executive Officers of Cronos in the Assets Sale,” and “Other Agreements with the Purchaser Parties — Equity Commitment Letter Agreements.”
          Cronos hereby confirms that the definitive Proxy Statement will be mailed to the Company’s shareholders at least 20 business days prior to the date selected for the holding of the Meetings.
          Please be advised that the Company’s financial advisor, Raymond James & Associates, Inc., has consented to the inclusion of its fairness opinion as an annex to the Proxy Statement and to the summary of its opinion and the description of the analysis underlying its opinion set forth in “Special Factors — Opinion of Cronos’ Financial Advisor” in the Proxy Statement.
          The Company plans to mail its 2006 annual report to shareholders concurrently with the distribution of its definitive Proxy Statement for the Meetings and will forward seven copies thereof to the Commission pursuant to the provisions of Exchange Rule 14a-3(c.)
          The Company is anxious to finalize the Proxy Statement and to proceed with the scheduling of the Meetings. The Company would also like to file and distribute its definitive Proxy Statement prior to the end of this month so as to avoid the necessity of amending its 2006 annual report on Form 10-K to include the Part III disclosures therein.
          If the Staff has any questions or comments on the Proxy Statement or the Schedule 13E-3, or requests for further documentation, it should feel free to contact me (by telephone to (415) 248-1501, by fax to (415) 777-4961, or by email to jfotenos@greeneradovsky.com) or Dennis J. Tietz, Chief Executive Officer of the Company, whose telephone number and address are set forth on the cover page of the Schedule 13E-3. Questions directed to filing party CRX Acquisition Ltd. should be directed CRX and its counsel, whose contact information is likewise set forth on the cover page of the Schedule 13E-3.

Very truly yours,
/s/ James F. Fotenos

James F. Fotenos

JFF/am
Enclosures

cc:	Dennis J. Tietz
Elinor A. Wexler
Milton J. Anderson
Marc. H. Folladori, Esq.
David L. Ronn, Esq.
Adam P. Siegman, Esq.
Heather J. Kirlin, Esq.